Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 95.4%
	Aerospace & Defense – 3.6%
20,203	General Dynamics Corp	$3,668,057
21,955	Thales SA, (2)	2,179,021
	Total Aerospace & Defense	5,847,078
	Air Freight & Logistics – 3.0%
89,506	Deutsche Post AG, (2)	4,910,377
	Automobiles – 1.8%
50,745	General Motors Co, (3)	2,915,808
	Banks – 12.1%
354,480	Bank Leumi Le-Israel BM, (2), (3)	2,334,980
64,874	Bank of America Corp	2,509,975
65,532	Citigroup Inc	4,767,453
244,928	ING Groep NV, (2)	2,991,570
28,420	JPMorgan Chase & Co	4,326,377
283,820	Oversea-Chinese Banking Corp Ltd, (2)	2,483,143
	Total Banks	19,413,498
	Capital Markets – 1.3%
12,907	Deutsche Boerse AG, (2)	2,144,740
	Chemicals – 5.1%
14,888	Air Liquide SA, (2)	2,430,852
32,277	DuPont de Nemours Inc	2,494,367
61,140	Nutrien Ltd	3,293,688
	Total Chemicals	8,218,907
	Communications Equipment – 1.7%
53,254	Cisco Systems Inc	2,753,764
	Construction & Engineering – 1.4%
56,487	Bouygues SA, (2)	2,262,566
	Electric Utilities – 1.0%
26,537	Evergy Inc	1,579,748
	Electrical Equipment – 1.5%
17,255	Eaton Corp PLC	2,386,021

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 1.6%
4,520	Nintendo Co Ltd, (2)	$2,547,631
	Food & Staples Retailing – 3.7%
88,430	Seven & i Holdings Co Ltd, (2)	3,570,927
17,620	Walmart Inc	2,393,324
	Total Food & Staples Retailing	5,964,251
	Food Products – 1.4%
1,236,074	Tingyi Cayman Islands Holding Corp, (2)	2,272,801
	Health Care Equipment & Supplies – 1.4%
19,617	Medtronic PLC	2,317,356
	Health Care Providers & Services – 4.6%
12,832	Anthem Inc	4,606,046
38,767	Fresenius Medical Care AG & Co KGaA, (2)	2,855,635
	Total Health Care Providers & Services	7,461,681
	Hotels, Restaurants & Leisure – 1.7%
19,525	Darden Restaurants Inc	2,772,550
	Household Durables – 3.1%
49,041	PulteGroup Inc	2,571,710
967,334	Taylor Wimpey PLC, (2)	2,405,083
	Total Household Durables	4,976,793
	Industrial Conglomerates – 2.1%
20,914	Siemens AG, (2)	3,436,410
	Insurance – 5.7%
58,659	Ageas SA/NV, (2)	3,542,192
11,149	Allianz SE, (2)	2,835,805
11,339	Everest Re Group Ltd	2,809,918
	Total Insurance	9,187,915
	Media – 4.0%
68,476	Comcast Corp, Class A	3,705,236
159,300	Hakuhodo DY Holdings Inc, (2)	2,660,652
	Total Media	6,365,888
	Multi-Utilities – 1.4%
195,227	National Grid PLC, (2)	2,317,455
	Oil, Gas & Consumable Fuels – 4.2%
25,477	Chevron Corp	2,669,735
184,167	Enterprise Products Partners LP	4,055,357
	Total Oil, Gas & Consumable Fuels	6,725,092

Shares	Description (1)	Value
	Pharmaceuticals – 5.9%
49,818	AstraZeneca PLC, Sponsored ADR	$2,476,951
50,515	Bristol-Myers Squibb Co	3,189,012
217,766	GlaxoSmithKline PLC, (2)	3,855,069
	Total Pharmaceuticals	9,521,032
	Semiconductors & Semiconductor Equipment – 3.8%
3,313	Broadcom Inc	1,536,105
52,184	Infineon Technologies AG, (2)	2,220,303
36,492	Intel Corp	2,335,488
	Total Semiconductors & Semiconductor Equipment	6,091,896
	Software – 5.1%
18,415	Microsoft Corp	4,341,704
54,239	Oracle Corp	3,805,951
	Total Software	8,147,655
	Specialty Retail – 4.8%
73,856	Industria de Diseno Textil SA, (2)	2,440,197
12,211	Lowe's Cos Inc	2,322,288
1,943,000	Topsports International Holdings Ltd, 144A, (2)	2,897,248
	Total Specialty Retail	7,659,733
	Technology Hardware, Storage & Peripherals – 2.6%
64,765	Samsung Electronics Co Ltd, (2)	4,194,713
	Tobacco – 1.3%
22,904	Philip Morris International Inc	2,032,501
	Trading Companies & Distributors – 2.4%
185,300	Mitsui & Co Ltd, (2)	3,867,272
	Wireless Telecommunication Services – 2.1%
124,861	SK Telecom Co Ltd, Sponsored ADR	3,399,965
	Total Common Stocks (cost $112,823,118)	153,693,097

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.9%
	Life Sciences Tools & Services – 1.2%
20,230	Avantor Inc	6.250%	N/R	$1,826,162
	Semiconductors & Semiconductor Equipment – 1.7%
1,860	Broadcom Inc	8.000%	N/R	2,742,552
	Total Convertible Preferred Securities (cost $3,466,566)			4,568,714

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 0.5%
21,600	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Teradata Corp. (Cap 125.77% of the Issue Price), WI/DD	16.000%	$39.5238	$49.7091	9/27/21	$834,702
	Total Structured Notes (cost $853,714)					834,702
	Total Long-Term Investments (cost $117,143,398)					159,096,513
	Other Assets Less Liabilities – 1.2%					2,010,693
	Net Assets – 100%					$161,107,206
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$84,036,455	$69,656,642	$ —	$153,693,097
Convertible Preferred Securities	4,568,714	—	—	4,568,714
Structured Notes	—	834,702	—	834,702
Total	$88,605,169	$70,491,344	$ —	$159,096,513

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 6.0%
6,777	Curtiss-Wright Corp	$803,752
11,384	General Dynamics Corp	2,066,879
42,454	Parsons Corp, (2)	1,716,840
	Total Aerospace & Defense	4,587,471
	Automobiles – 3.0%
40,008	General Motors Co, (2)	2,298,860
	Banks – 10.6%
26,555	Bank of NT Butterfield & Son Ltd	1,014,932
34,430	Citigroup Inc	2,504,782
57,160	First Horizon Corp	966,576
13,184	JPMorgan Chase & Co	2,007,000
39,693	Wells Fargo & Co	1,550,806
	Total Banks	8,044,096
	Biotechnology – 2.0%
413,887	ADMA Biologics Inc, (2)	728,441
238,079	Rigel Pharmaceuticals Inc, (2)	814,230
	Total Biotechnology	1,542,671
	Capital Markets – 5.0%
17,153	B Riley Financial Inc	967,086
31,664	Cowen Inc	1,112,990
9,128	Morgan Stanley	708,880
11,802	State Street Corp	991,486
	Total Capital Markets	3,780,442
	Chemicals – 3.1%
15,079	DuPont de Nemours Inc	1,165,305
11,675	Innospec Inc	1,198,906
	Total Chemicals	2,364,211
	Communications Equipment – 2.8%
45,021	Viasat Inc, (2)	2,164,159
	Consumer Finance – 1.4%
11,193	Discover Financial Services	1,063,223

Shares	Description (1)	Value
	Diversified Consumer Services – 1.0%
101,056	Houghton Mifflin Harcourt Co, (2)	$770,047
	Electric Utilities – 3.0%
21,169	Alliant Energy Corp	1,146,513
14,123	Pinnacle West Capital Corp	1,148,906
	Total Electric Utilities	2,295,419
	Electrical Equipment – 4.2%
3,796	Hubbell Inc	709,434
90,384	nVent Electric PLC	2,522,618
	Total Electrical Equipment	3,232,052
	Energy Equipment & Services – 1.2%
41,946	Baker Hughes Co	906,453
	Entertainment – 0.9%
6,970	Activision Blizzard Inc	648,210
	Equity Real Estate Investment Trust – 2.6%
31,663	Healthcare Realty Trust Inc	960,022
30,290	STAG Industrial Inc	1,018,047
	Total Equity Real Estate Investment Trust	1,978,069
	Food & Staples Retailing – 4.1%
43,670	Sprouts Farmers Market Inc, (2)	1,162,496
14,386	Walmart Inc	1,954,050
	Total Food & Staples Retailing	3,116,546
	Food Products – 1.6%
16,278	Tyson Foods Inc	1,209,455
	Gas Utilities – 1.4%
21,982	National Fuel Gas Co	1,098,880
	Health Care Equipment & Supplies – 1.7%
11,232	Medtronic PLC	1,326,836
	Health Care Providers & Services – 2.0%
4,206	Anthem Inc	1,509,744
	Health Care Technology – 1.0%
34,776	Change Healthcare Inc, (2)	768,550
	Household Durables – 1.7%
24,607	PulteGroup Inc	1,290,391

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Insurance – 4.0%
4,400	Aon PLC	$1,012,484
9,417	Globe Life Inc	909,965
6,962	RenaissanceRe Holdings Ltd	1,115,660
	Total Insurance	3,038,109
	Interactive Media & Services – 4.6%
42,489	TripAdvisor Inc, (2)	2,285,483
31,702	Yelp Inc, (2)	1,236,378
	Total Interactive Media & Services	3,521,861
	IT Services – 2.8%
13,124	Amdocs Ltd	920,648
10,141	Fiserv Inc, (2)	1,207,185
	Total IT Services	2,127,833
	Life Sciences Tools & Services – 1.7%
16,649	Syneos Health Inc, (2)	1,262,827
	Machinery – 1.0%
18,661	Flowserve Corp	724,233
	Media – 1.9%
26,936	Comcast Corp, Class A	1,457,507
	Oil, Gas & Consumable Fuels – 4.2%
10,946	Cheniere Energy Inc, (2)	788,222
10,736	Chevron Corp	1,125,025
17,758	Hess Corp	1,256,556
	Total Oil, Gas & Consumable Fuels	3,169,803
	Pharmaceuticals – 4.8%
16,661	Bristol-Myers Squibb Co	1,051,809
44,886	GlaxoSmithKline PLC, Sponsored ADR, (3)	1,601,981
54,000	Takeda Pharmaceutical Co Ltd, Sponsored ADR, (3)	986,040
	Total Pharmaceuticals	3,639,830
	Semiconductors & Semiconductor Equipment – 1.5%
60,454	Rambus Inc, (2)	1,175,226
	Software – 7.1%
56,465	NortonLifeLock Inc	1,200,446
36,541	Oracle Corp	2,564,082
43,028	Teradata Corp, (2)	1,658,299
	Total Software	5,422,827
	Specialty Retail – 3.7%
5,460	Advance Auto Parts Inc	1,001,856

Shares	Description (1)	Value
	Specialty Retail (continued)
62,630	American Eagle Outfitters Inc	$1,831,301
	Total Specialty Retail	2,833,157
	Technology Hardware, Storage & Peripherals – 0.9%
8,793	Seagate Technology PLC	674,863
	Wireless Telecommunication Services – 1.0%
6,113	T-Mobile US Inc, (2)	765,898
	Total Long-Term Investments (cost $60,363,122)	75,809,759

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.5%
	MONEY MARKET FUNDS – 3.5%
2,657,683	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$2,657,683
	Total Investments Purchased with Collateral from Securities Lending (cost $2,657,683)		2,657,683
	Total Investments (cost $63,020,805) – 103.0%		78,467,442
	Other Assets Less Liabilities – (3.0)%		(2,285,215)
	Net Assets – 100%		$76,182,227
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$75,809,759	$ —	$ —	$75,809,759
Investments Purchased with Collateral from Securities Lending	2,657,683	—	—	2,657,683
Total	$78,467,442	$ —	$ —	$78,467,442

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,562,136.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 4.7%
3,040	General Dynamics Corp	$551,943
4,730	Raytheon Technologies Corp	365,487
	Total Aerospace & Defense	917,430
	Automobiles – 3.3%
11,308	General Motors Co, (2)	649,758
	Banks – 10.8%
9,816	Citigroup Inc	714,114
21,308	First Horizon Corp	360,318
4,165	JPMorgan Chase & Co	634,038
10,292	Wells Fargo & Co	402,109
	Total Banks	2,110,579
	Beverages – 1.6%
5,968	Coca-Cola Co	314,573
	Biotechnology – 1.8%
1,609	Vertex Pharmaceuticals Inc, (2)	345,758
	Capital Markets – 2.5%
2,440	Morgan Stanley	189,491
3,532	State Street Corp	296,723
	Total Capital Markets	486,214
	Chemicals – 1.9%
4,868	DuPont de Nemours Inc	376,199
	Communications Equipment – 2.7%
11,060	Viasat Inc, (2)	531,654
	Consumer Finance – 1.7%
3,476	Discover Financial Services	330,185
	Electric Utilities – 4.9%
5,888	Alliant Energy Corp	318,894
5,240	Evergy Inc	311,937
4,015	Pinnacle West Capital Corp	326,621
	Total Electric Utilities	957,452

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 5.6%
2,312	Eaton Corp PLC	$319,703
1,205	Hubbell Inc	225,203
19,520	nVent Electric PLC	544,803
	Total Electrical Equipment	1,089,709
	Energy Equipment & Services – 1.3%
11,897	Baker Hughes Co	257,094
	Entertainment – 1.0%
2,078	Activision Blizzard Inc	193,254
	Equity Real Estate Investment Trust – 1.3%
1,563	Alexandria Real Estate Equities Inc	256,801
	Food & Staples Retailing – 2.6%
3,714	Walmart Inc	504,473
	Food Products – 2.0%
5,165	Tyson Foods Inc	383,760
	Health Care Equipment & Supplies – 2.1%
3,441	Medtronic PLC	406,485
	Health Care Providers & Services – 4.3%
1,352	Anthem Inc	485,300
2,685	Quest Diagnostics Inc	344,593
	Total Health Care Providers & Services	829,893
	Hotels, Restaurants & Leisure – 2.1%
6,850	Las Vegas Sands Corp, (2)	416,206
	Household Durables – 1.8%
6,506	PulteGroup Inc	341,175
	Insurance – 5.6%
5,488	American International Group Inc	253,600
1,324	Aon PLC	304,666
3,118	Globe Life Inc	301,292
1,480	RenaissanceRe Holdings Ltd	237,170
	Total Insurance	1,096,728
	Interactive Media & Services – 4.0%
180	Alphabet Inc, Class A, (2)	371,253
7,492	TripAdvisor Inc, (2)	402,995
	Total Interactive Media & Services	774,248

Shares	Description (1)	Value
	IT Services – 3.8%
3,699	Amdocs Ltd	$259,485
4,052	Fiserv Inc, (2)	482,350
	Total IT Services	741,835
	Media – 2.2%
7,774	Comcast Corp, Class A	420,651
	Metals & Mining – 1.6%
5,262	BHP Group PLC, Sponsored ADR, (3)	304,459
	Oil, Gas & Consumable Fuels – 4.8%
3,167	Cheniere Energy Inc, (2)	228,056
3,359	Chevron Corp	351,989
4,954	Hess Corp	350,545
	Total Oil, Gas & Consumable Fuels	930,590
	Pharmaceuticals – 5.8%
4,633	Bristol-Myers Squibb Co	292,481
12,691	GlaxoSmithKline PLC, Sponsored ADR, (3)	452,942
20,913	Takeda Pharmaceutical Co Ltd, Sponsored ADR, (3)	381,871
	Total Pharmaceuticals	1,127,294
	Semiconductors & Semiconductor Equipment – 1.4%
4,144	Intel Corp	265,216
	Software – 5.4%
17,686	NortonLifeLock Inc	376,004
9,663	Oracle Corp	678,053
	Total Software	1,054,057
	Specialty Retail – 1.7%
1,808	Advance Auto Parts Inc	331,750
	Technology Hardware, Storage & Peripherals – 1.0%
2,428	Seagate Technology PLC	186,349
	Wireless Telecommunication Services – 1.2%
1,837	T-Mobile US Inc, (2)	230,158
	Total Long-Term Investments (cost $13,425,030)	19,161,987

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.0%
	MONEY MARKET FUNDS – 6.0%
1,164,839	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$1,164,839
	Total Investments Purchased with Collateral from Securities Lending (cost $1,164,839)		1,164,839

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%
	REPURCHASE AGREEMENTS – 2.3%
$445	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $444,784, collateralized by $444,500, U.S. Treasury Notes, 1.125%, due 2/28/25, value $453,759	0.000%	4/01/21	$444,784
	Total Short-Term Investments (cost $444,784)			444,784
	Total Investments (cost $15,034,653) – 106.8%			20,771,610
	Other Assets Less Liabilities – (6.8)%			(1,314,861)
	Net Assets – 100%			$19,456,749
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$19,161,987	$ —	$ —	$19,161,987
Investments Purchased with Collateral from Securities Lending	1,164,839	—	—	1,164,839
Short-Term Investments:
Repurchase Agreements	—	444,784	—	444,784
Total	$20,326,826	$444,784	$ —	$20,771,610

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,127,839.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 93.3%
	COMMON STOCKS – 93.3%
	Aerospace & Defense – 3.5%
3,280	Curtiss-Wright Corp	$389,008
25,130	Parsons Corp, (2)	1,016,257
	Total Aerospace & Defense	1,405,265
	Auto Components – 1.9%
16,272	BorgWarner Inc	754,370
	Banks – 11.4%
23,480	Ameris Bancorp	1,232,935
19,520	Bank of NT Butterfield & Son Ltd	746,055
48,999	First Horizon Corp	828,573
16,787	PacWest Bancorp	640,424
11,571	Western Alliance Bancorp	1,092,765
	Total Banks	4,540,752
	Biotechnology – 4.1%
194,268	ADMA Biologics Inc, (2)	341,912
26,079	Coherus Biosciences Inc, (2)	381,014
105,219	Rigel Pharmaceuticals Inc, (2)	359,849
3,280	United Therapeutics Corp, (2)	548,646
	Total Biotechnology	1,631,421
	Building Products – 1.6%
13,552	Builders FirstSource Inc, (2)	628,406
	Capital Markets – 3.4%
20,467	Cowen Inc	719,415
4,785	Evercore Inc	630,376
	Total Capital Markets	1,349,791
	Chemicals – 2.8%
13,673	Huntsman Corp	394,192
19,341	Olin Corp	734,378
	Total Chemicals	1,128,570
	Communications Equipment – 3.3%
9,943	Ciena Corp, (2)	544,081
15,507	Viasat Inc, (2)	745,422
	Total Communications Equipment	1,289,503

Shares	Description (1)	Value
	Diversified Consumer Services – 1.3%
67,789	Houghton Mifflin Harcourt Co, (2)	$516,552
	Electric Utilities – 2.2%
4,371	IDACORP Inc	436,969
5,152	Pinnacle West Capital Corp	419,115
	Total Electric Utilities	856,084
	Electrical Equipment – 6.3%
9,276	EnerSys	842,261
2,806	Hubbell Inc	524,413
41,271	nVent Electric PLC	1,151,874
	Total Electrical Equipment	2,518,548
	Electronic Equipment, Instruments & Components – 1.6%
2,140	Fabrinet, (2)	193,435
17,732	Vishay Intertechnology Inc	426,986
	Total Electronic Equipment, Instruments & Components	620,421
	Energy Equipment & Services – 1.6%
47,294	NOV Inc, (2)	648,874
	Equity Real Estate Investment Trust – 5.2%
32,853	Brandywine Realty Trust	424,132
23,540	Easterly Government Properties Inc	487,984
43,157	SITE Centers Corp	585,209
17,128	STAG Industrial Inc	575,672
	Total Equity Real Estate Investment Trust	2,072,997
	Food & Staples Retailing – 1.3%
19,116	Sprouts Farmers Market Inc, (2)	508,868
	Gas Utilities – 1.1%
8,299	National Fuel Gas Co	414,867
	Hotels, Restaurants & Leisure – 1.5%
8,256	Brinker International Inc, (2)	586,671
	Household Durables – 3.8%
11,815	PulteGroup Inc	619,578
28,328	Taylor Morrison Home Corp, (2)	872,786
	Total Household Durables	1,492,364
	Insurance – 4.0%
3,142	Everest Re Group Ltd	778,619
4,422	Globe Life Inc	427,298

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
2,425	RenaissanceRe Holdings Ltd	$388,606
	Total Insurance	1,594,523
	Interactive Media & Services – 4.9%
24,564	TripAdvisor Inc, (2)	1,321,298
16,161	Yelp Inc, (2)	630,279
	Total Interactive Media & Services	1,951,577
	IT Services – 1.3%
7,335	Amdocs Ltd	514,550
	Life Sciences Tools & Services – 2.7%
869	Bio-Rad Laboratories Inc, (2)	496,347
7,671	Syneos Health Inc, (2)	581,845
	Total Life Sciences Tools & Services	1,078,192
	Machinery – 2.6%
12,621	Federal Signal Corp	483,384
14,081	Flowserve Corp	546,484
	Total Machinery	1,029,868
	Metals & Mining – 3.7%
8,522	Materion Corp	564,497
5,822	Reliance Steel & Aluminum Co	886,633
	Total Metals & Mining	1,451,130
	Multiline Retail – 2.0%
21,360	Nordstrom Inc, (2)	808,903
	Oil, Gas & Consumable Fuels – 2.3%
78,846	Magnolia Oil & Gas Corp, (2)	905,152
	Road & Rail – 1.4%
11,644	Knight-Swift Transportation Holdings Inc	559,960
	Semiconductors & Semiconductor Equipment – 4.0%
4,382	Qorvo Inc, (2)	800,591
41,241	Rambus Inc, (2)	801,725
	Total Semiconductors & Semiconductor Equipment	1,602,316
	Software – 2.1%
21,593	Teradata Corp, (2)	832,194
	Specialty Retail – 4.4%
3,381	Advance Auto Parts Inc	620,380

Shares	Description (1)	Value
	Specialty Retail (continued)
37,774	American Eagle Outfitters Inc	$1,104,512
	Total Specialty Retail	1,724,892
	Total Long-Term Investments (cost $27,468,781)	37,017,581

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.3%
	REPURCHASE AGREEMENTS – 5.3%
$2,111	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $2,110,877, collateralized by $2,109,200, U.S. Treasury Notes, 1.125%, due 2/28/25, value $2,153,136	0.000%	4/01/21	$2,110,877
	Total Short-Term Investments (cost $2,110,877)			2,110,877
	Total Investments (cost $29,579,658) – 98.6%			39,128,458
	Other Assets Less Liabilities – 1.4%			574,967
	Net Assets – 100%			$39,703,425
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$37,017,581	$ —	$ —	$37,017,581
Short-Term Investments:
Repurchase Agreements	—	2,110,877	—	2,110,877
Total	$37,017,581	$2,110,877	$ —	$39,128,458

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Aerospace & Defense – 2.5%
161,226	Parsons Corp, (2)	$6,519,979
	Banks – 17.7%
315,172	Amalgamated Financial Corp	5,228,703
150,117	Ameris Bancorp	7,882,644
248,547	Banc of California Inc	4,493,730
137,073	Bank of NT Butterfield & Son Ltd	5,238,930
108,632	Enterprise Financial Services Corp	5,370,766
133,624	PacWest Bancorp	5,097,756
60,706	South State Corp	4,766,028
80,807	Western Alliance Bancorp	7,631,413
	Total Banks	45,709,970
	Biotechnology – 4.4%
1,335,005	ADMA Biologics Inc, (2)	2,349,609
177,712	Coherus Biosciences Inc, (2)	2,596,372
678,607	Rigel Pharmaceuticals Inc, (2)	2,320,836
23,607	United Therapeutics Corp, (2)	3,948,743
	Total Biotechnology	11,215,560
	Capital Markets – 3.9%
155,634	Cowen Inc	5,470,535
33,927	Evercore Inc	4,469,543
	Total Capital Markets	9,940,078
	Chemicals – 1.6%
39,092	Innospec Inc	4,014,357
	Communications Equipment – 2.9%
132,014	Digi International Inc, (2)	2,506,946
102,539	Viasat Inc, (2)	4,929,050
	Total Communications Equipment	7,435,996
	Construction & Engineering – 1.9%
76,857	Arcosa Inc	5,002,622
	Containers & Packaging – 1.8%
72,525	Sonoco Products Co	4,590,832

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 1.2%
414,622	Houghton Mifflin Harcourt Co, (2)	$3,159,420
	Electric Utilities – 2.1%
32,079	IDACORP Inc	3,206,938
48,000	Portland General Electric Co	2,278,560
	Total Electric Utilities	5,485,498
	Electrical Equipment – 5.5%
64,910	EnerSys	5,893,828
294,090	nVent Electric PLC	8,208,052
	Total Electrical Equipment	14,101,880
	Electronic Equipment, Instruments & Components – 1.6%
166,785	Vishay Intertechnology Inc	4,016,183
	Energy Equipment & Services – 2.7%
218,454	National Energy Services Reunited Corp, (2)	2,702,276
313,514	NOV Inc, (2)	4,301,412
	Total Energy Equipment & Services	7,003,688
	Equity Real Estate Investment Trust – 5.2%
213,197	Brandywine Realty Trust	2,752,373
153,582	Easterly Government Properties Inc	3,183,755
282,969	SITE Centers Corp	3,837,060
110,178	STAG Industrial Inc	3,703,082
	Total Equity Real Estate Investment Trust	13,476,270
	Food & Staples Retailing – 1.3%
122,374	Sprouts Farmers Market Inc, (2)	3,257,596
	Gas Utilities – 1.1%
58,227	National Fuel Gas Co	2,910,768
	Hotels, Restaurants & Leisure – 3.2%
304,825	El Pollo Loco Holdings Inc, (2)	4,913,779
130,100	Ruth's Hospitality Group Inc, (2)	3,230,383
	Total Hotels, Restaurants & Leisure	8,144,162
	Household Durables – 2.3%
192,079	Taylor Morrison Home Corp, (2)	5,917,954
	Interactive Media & Services – 5.1%
165,501	TripAdvisor Inc, (2)	8,902,299
110,613	Yelp Inc, (2)	4,313,907
	Total Interactive Media & Services	13,216,206

Shares	Description (1)	Value
	Leisure Products – 1.8%
184,617	American Outdoor Brands Inc, (2)	$4,652,348
	Machinery – 3.3%
85,696	Federal Signal Corp	3,282,157
96,797	Flowserve Corp	3,756,692
109,698	Mayville Engineering Co Inc, (2)	1,577,457
	Total Machinery	8,616,306
	Metals & Mining – 4.1%
56,845	Kaiser Aluminum Corp	6,281,373
65,306	Materion Corp	4,325,869
	Total Metals & Mining	10,607,242
	Multiline Retail – 2.1%
141,973	Nordstrom Inc, (2)	5,376,518
	Oil, Gas & Consumable Fuels – 2.4%
533,637	Magnolia Oil & Gas Corp, (2)	6,126,153
	Road & Rail – 1.4%
215,663	Marten Transport Ltd	3,659,801
	Semiconductors & Semiconductor Equipment – 4.6%
166,415	GSI Technology Inc, (2)	1,113,316
311,151	Rambus Inc, (2)	6,048,776
164,008	Tower Semiconductor Ltd, (2)	4,598,784
	Total Semiconductors & Semiconductor Equipment	11,760,876
	Software – 2.4%
163,661	Teradata Corp, (2)	6,307,495
	Specialty Retail – 3.0%
268,272	American Eagle Outfitters Inc	7,844,273
	Thrifts & Mortgage Finance – 3.9%
82,996	Essent Group Ltd	3,941,480
138,203	HomeStreet Inc	6,090,606
	Total Thrifts & Mortgage Finance	10,032,086
	Total Long-Term Investments (cost $185,271,714)	250,102,117

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7%
	REPURCHASE AGREEMENTS – 2.7%
$6,940	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $6,939,721, collateralized by $6,934,100, U.S. Treasury Notes, 1.125%, due 2/28/25, value $7,078,542	0.000%	4/01/21	$6,939,721
	Total Short-Term Investments (cost $6,939,721)			6,939,721
	Total Investments (cost $192,211,435) – 99.7%			257,041,838
	Other Assets Less Liabilities – 0.3%			700,101
	Net Assets – 100%			$257,741,939
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$250,102,117	$ —	$ —	$250,102,117
Short-Term Investments:
Repurchase Agreements	—	6,939,721	—	6,939,721
Total	$250,102,117	$6,939,721	$ —	$257,041,838

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.